Taxes on Income (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes On Income [Textual]
Loss carry forward	32,947
Accumulated capital losses	23,597
Net change in valuation allowance	364
Uncertain tax positions	31	31
ISRAEL
Taxes On Income [Textual]
Tax rate	26.50%	25.00%	25.00%